AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Financials – 19.4%
Banks – 8.5%
Bank Mandiri Persero Tbk PT	1,086,500	$595,905
Erste Group Bank AG	35,060	1,278,515
HDFC Bank Ltd.	64,415	1,240,325
Svenska Handelsbanken AB - Class A(a)	111,434	1,024,684

		4,139,429

Capital Markets – 6.5%
Deutsche Boerse AG	4,290	772,246
London Stock Exchange Group PLC	10,453	1,090,045
Partners Group Holding AG	1,057	1,308,779

		3,171,070

Insurance – 4.4%
Aflac, Inc.	15,620	1,005,772
AIA Group Ltd.	71,600	747,638
Prudential PLC	26,270	387,831

		2,141,241

		9,451,740

Information Technology – 18.5%
Electronic Equipment, Instruments & Components – 3.8%
Flex Ltd.(b)	44,410	823,806
Halma PLC	30,490	997,544

		1,821,350

Semiconductors & Semiconductor Equipment – 12.3%
ASML Holding NV	1,530	1,022,379
Infineon Technologies AG	27,455	928,803
MediaTek, Inc.	26,000	809,133
NXP Semiconductors NV	6,250	1,156,750
STMicroelectronics NV	29,487	1,281,622
Taiwan Semiconductor Manufacturing Co., Ltd.	39,000	800,027

		5,998,714

Software – 2.4%
Dassault Systemes SE	23,855	1,171,963

		8,992,027

Health Care – 17.5%
Biotechnology – 1.5%
Abcam PLC(b)	40,981	740,735

Health Care Equipment & Supplies – 8.2%
Alcon, Inc.	16,200	1,283,460
ConvaTec Group PLC(c)	185,820	524,833
Koninklijke Philips NV	26,744	815,523
STERIS PLC	5,690	1,375,672

		3,999,488

Health Care Providers & Services – 1.2%
Apollo Hospitals Enterprise Ltd.	9,943	590,862

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 5.0%
Danaher Corp.	3,670	$1,076,521
Gerresheimer AG	7,353	537,115
Tecan Group AG	1,980	782,773

		2,396,409

Pharmaceuticals – 1.6%
Roche Holding AG	1,980	783,410

		8,510,904

Industrials – 14.9%
Aerospace & Defense – 2.0%
Hexcel Corp.	16,400	975,308

Commercial Services & Supplies – 1.9%
TOMRA Systems ASA	18,360	936,617

Construction & Engineering – 1.0%
WSP Global, Inc.	3,820	506,960

Electrical Equipment – 4.3%
Schneider Electric SE	4,434	744,426
Vestas Wind Systems A/S	45,640	1,338,840

		2,083,266

Machinery – 3.7%
Husqvarna AB - Class B(a)	57,270	597,425
SMC Corp.	2,100	1,173,887

		1,771,312

Professional Services – 2.0%
Recruit Holdings Co., Ltd.	22,400	973,213

		7,246,676

Consumer Discretionary – 7.7%
Auto Components – 2.9%
Aptiv PLC(b)	6,538	782,664
Autoliv, Inc.	8,280	632,923

		1,415,587

Automobiles – 1.9%
BYD Co., Ltd. - Class H	33,500	931,812

Textiles, Apparel & Luxury Goods – 2.9%
Puma SE	8,641	734,847
Shenzhou International Group Holdings Ltd.	48,800	644,259

		1,379,106

		3,726,505

Materials – 6.7%
Chemicals – 3.3%
Chr Hansen Holding A/S	8,794	645,717
Koninklijke DSM NV	5,391	964,416

		1,610,133

Company	Shares	U.S. $ Value

Containers & Packaging – 3.4%
Huhtamaki Oyj	19,880	$691,591
Smurfit Kappa Group PLC	22,220	986,953

		1,678,544

		3,288,677

Consumer Staples – 5.6%
Food Products – 5.6%
Danone SA	14,059	776,660
Kerry Group PLC - Class A	6,609	739,163
Nestle SA	9,221	1,198,902

		2,714,725

Utilities – 1.9%
Electric Utilities – 1.9%
Orsted AS	7,430	930,023

Energy – 1.9%
Oil, Gas & Consumable Fuels – 1.9%
Neste Oyj	20,107	916,741

Communication Services – 1.3%
Diversified Telecommunication Services – 1.3%
Cellnex Telecom SA	12,795	615,752

Total Common Stocks (cost $37,032,559)		46,393,770

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $2,028,457)	2,028,457	2,028,457

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $39,061,016)		48,422,227

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.19%(d) (e) (f) (cost $1,117,208)	1,117,208	1,117,208

Total Investments – 101.9% (cost $40,178,224)(g)		49,539,435
Other assets less liabilities – (1.9)%		(929,204)

Net Assets – 100.0%		$48,610,231

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	3,588	USD	748	04/04/2022	$(6,115)
Bank of America, NA	USD	757	BRL	3,588	04/04/2022	(3,698)
Bank of America, NA	INR	9,728	USD	129	04/07/2022	963
Bank of America, NA	USD	2,107	KRW	2,507,095	04/28/2022	(44,298)
Bank of America, NA	USD	742	BRL	3,588	05/03/2022	5,877
Barclays Bank PLC	KRW	165,339	USD	139	04/28/2022	2,933
Barclays Bank PLC	KRW	106,953	USD	87	04/28/2022	(937)
Barclays Bank PLC	CNH	2,462	USD	386	05/18/2022	(449)
BNP Paribas SA	TWD	10,568	USD	380	04/28/2022	11,203
BNP Paribas SA	USD	138	TWD	3,914	04/29/2022	(956)
BNP Paribas SA	USD	3,207	CNH	20,514	05/18/2022	14,088
Citibank, NA	USD	129	INR	9,728	04/07/2022	(723)
Citibank, NA	USD	2,222	AUD	3,147	04/28/2022	133,287
Citibank, NA	CNH	1,402	USD	220	05/18/2022	(132)
JPMorgan Chase Bank, NA	RUB	8,242	USD	100	05/06/2022	4,186
JPMorgan Chase Bank, NA	USD	64	RUB	8,242	05/06/2022	31,893
JPMorgan Chase Bank, NA	NOK	4,903	USD	561	06/17/2022	4,256
Morgan Stanley Capital Services, Inc.	BRL	3,588	USD	757	04/04/2022	3,698
Morgan Stanley Capital Services, Inc.	USD	711	BRL	3,588	04/04/2022	43,043
Morgan Stanley Capital Services, Inc.	USD	3,099	CAD	3,940	04/22/2022	52,573
Morgan Stanley Capital Services, Inc.	KRW	96,958	USD	81	04/28/2022	1,682
Morgan Stanley Capital Services, Inc.	USD	1,208	TWD	33,164	04/28/2022	(49,177)
Morgan Stanley Capital Services, Inc.	EUR	6,269	USD	7,176	05/12/2022	232,946
Morgan Stanley Capital Services, Inc.	CNH	565	USD	88	05/18/2022	(545)
Morgan Stanley Capital Services, Inc.	USD	562	GBP	430	06/09/2022	2,953
Natwest Markets PLC	KRW	98,742	USD	82	04/28/2022	904
Standard Chartered Bank	TWD	4,540	USD	165	04/28/2022	6,312
Standard Chartered Bank	USD	4,424	JPY	508,248	04/28/2022	(246,922)
State Street Bank & Trust Co.	CHF	1,291	USD	1,409	04/13/2022	11,082
State Street Bank & Trust Co.	USD	175	CHF	162	04/13/2022	792
State Street Bank & Trust Co.	USD	82	CHF	75	04/13/2022	(574)
State Street Bank & Trust Co.	USD	353	SGD	475	04/21/2022	(2,082)
State Street Bank & Trust Co.	USD	458	ZAR	7,023	04/21/2022	21,813
State Street Bank & Trust Co.	CAD	434	USD	341	04/22/2022	(5,686)
State Street Bank & Trust Co.	USD	610	CAD	775	04/22/2022	9,580
State Street Bank & Trust Co.	AUD	195	USD	143	04/28/2022	(2,801)
State Street Bank & Trust Co.	JPY	95,025	USD	825	04/28/2022	44,135
State Street Bank & Trust Co.	TWD	15,472	USD	566	04/28/2022	26,000
State Street Bank & Trust Co.	USD	103	AUD	140	04/28/2022	1,865
State Street Bank & Trust Co.	USD	1,050	JPY	121,757	04/28/2022	(49,110)
State Street Bank & Trust Co.	EUR	270	USD	306	05/12/2022	6,900
State Street Bank & Trust Co.	EUR	254	USD	281	05/12/2022	(252)
State Street Bank & Trust Co.	USD	506	EUR	461	05/12/2022	5,004
State Street Bank & Trust Co.	USD	264	EUR	238	05/12/2022	(424)
State Street Bank & Trust Co.	USD	261	MXN	5,349	05/19/2022	5,516

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	187	ILS	602	05/25/2022	$2,201
State Street Bank & Trust Co.	USD	266	GBP	202	06/09/2022	(1,169)
State Street Bank & Trust Co.	NOK	1,058	USD	121	06/17/2022	1,043
State Street Bank & Trust Co.	SEK	6,094	USD	648	06/17/2022	(1,087)
State Street Bank & Trust Co.	USD	130	SEK	1,223	06/17/2022	52
UBS AG	CHF	905	USD	979	04/13/2022	(946)
UBS AG	USD	317	TWD	8,694	04/28/2022	(12,938)

						$257,759

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the market value of this security amounted to $524,833 or 1.1% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,889,144 and gross unrealized depreciation of investments was $(2,270,174), resulting in net unrealized appreciation of $9,618,970.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

14.0%	United States
11.1%	Switzerland
8.2%	Netherlands
7.7%	United Kingdom
6.7%	France
6.1%	Germany
6.0%	Denmark
4.7%	Sweden
4.4%	Japan
3.8%	India
3.6%	Ireland
3.3%	Taiwan
3.3%	Finland
12.9%	Other
4.2%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 3.3% or less in the following countries: Austria, Canada, China, Hong Kong, Indonesia, Norway and Spain.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$1,005,772	$8,445,968		$—	$9,451,740
Information Technology	1,980,556	7,011,471		—	8,992,027
Health Care	2,452,193	6,058,711		—	8,510,904
Industrials	1,482,268	5,764,408		—	7,246,676
Consumer Discretionary	1,415,587	2,310,918		—	3,726,505
Materials	—	3,288,677		—	3,288,677
Consumer Staples	739,163	1,975,562		—	2,714,725
Utilities	—	930,023		—	930,023
Energy	—	916,741		—	916,741
Communication Services	—	615,752		—	615,752
Short-Term Investments	2,028,457	—		—	2,028,457
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,117,208	—		—	1,117,208

Total Investments in Securities	12,221,204	37,318,231	(a)	—	49,539,435
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	688,780		—	688,780
Liabilities:
Forward Currency Exchange Contracts	—	(431,021)		—	(431,021)

Total	$12,221,204	$37,575,990		$—	$49,797,194

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,635	$4,181	$4,788	$2,028	$0	**
Government Money Market Portfolio*	1,024	3,269	3,176	1,117	0	**
Total	$3,659	$7,450	$7,964	$3,145	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.